RULE 24F-2 NOTICE FOR TEMPLETON CAPITAL ACCUMULATOR FUND, INC.

                               FILE NO. 33-37338


  i. This Notice is filed on behalf of Templeton Capital Accumulator Fund, Inc. (the "Fund") for the fiscal year ended August 31, 1995.

 ii.              None.

iii.              None.

 iv. The Fund sold 1,748,863 shares of its common stock during the fiscal year.

  v. The Fund sold 1,748,863 shares during the fiscal year ended August 31, 1995 in reliance upon its registration of an indefinite amount of shares pursuant to Rule 24f-2 for an actual sales price of $26,758,403. During that period, the Fund redeemed 137,739 shares in an amount of $2,111,239. Because this Notice is filed within 60 days of the end of the Fund's fiscal year, the Fund's filing fee of $8,499.02 is based upon a net sales amount of $24,647,164.*/
                                              -

                  An opinion of counsel stating that the shares sold during fiscal year ended August 31, 1995 were legally issued, fully paid and non-assessable accompanies this Notice.



                                             /s/ JAMES R. BAIO
                                            Templeton Capital Accumulator
                                                   Fund, Inc.
                                             James R. Baio, Treasurer


October 24, 1995






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*/       $26,758,403 - $2,111,239 =  $24,647,164
-

         $24,647,164 x (1/29 x 1%) = $8,499.02